Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Non-controlling interests
Schedule of details of provisions in the consolidated balance sheet
The detail of Provisions in the consolidated balance sheets is as follows:

EUR million
	2021	2020	2019
Provision for pensions and other obligations post-employments	3,185	3,976	6,358
Other long term employee benefits	1,242	1,751	1,382
Provisions for taxes and other legal contingencies	1,996	2,200	3,057
Provisions for contingent liabilities and commitments (note 2)	733	700	739
Other provisions	2,427	2,225	2,451
Provisions	9,583	10,852	13,987

Schedule of changes in provision in the last three years
The changes in 'Provisions' in the last three years were as follows:

EUR million
	2021
	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total
Balances at beginning of year	3,976	1,751	700	4,425	10,852
Additions charged to income	100	101	29	2,748	2,978
Interest expense (note 39)	78	13	—	—	91
Staff costs (note 47)	67	6	—	—	73
Provisions or reversion of provisions	(45)	82	29	2,748	2,814
Addition	21	154	473	3,065	3,713
Release	(66)	(72)	(444)	(317)	(899)
Other additions arising from insurance contracts linked to pensions	(8)	—	—	—	(8)
Changes in value recognised in equity	(1,705)	—	—	—	(1,705)
Payments to pensioners and pre-retirees with a charge to internal provisions	(201)	(605)	—	—	(806)
Payments to external funds	(440)	—	—	—	(440)
Amounts used	—	—	—	(2,961)	(2,961)
Transfer, exchange differences and other changes	1,463	(5)	4	211	1,673
Balances at end of year	3,185	1,242	733	4,423	9,583

EUR million
	2020					2019
	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total
Balances at beginning of year	6,358	1,382	739	5,508	13,987	5,558	1,239	779	5,649	13,225
Incorporation of Group companies, net	(5)	—	(1)	(2)	(8)	—	(1)	—	—	(1)
Additions charged to income	(217)	782	50	1,934	2,549	173	729	(31)	2,836	3,707
Interest expense (note 39)	84	11	—	—	95	128	17	—	—	145
Staff costs (note 47)	69	7	—	—	76	65	7	—	—	72
Provisions or reversion of provisions	(370)	764	50	1,934	2,378	(20)	705	(31)	2,836	3,490
Addition	6	787	490	2,258	3,541	10	713	422	4,276	5,421
Release	(376)	(23)	(440)	(324)	(1,163)	(30)	(8)	(453)	(1,440)	(1,931)
Other additions arising from insurance contracts linked to pensions	2	—	—	—	2	4	—	—	—	4
Changes in value recognised in equity	547	—	—	—	547	1,520	—	—	—	1,520
Payments to pensioners and pre-retirees with a charge to internal provisions	(303)	(408)	—	—	(711)	(331)	(612)	—	—	(943)
Benefits paid due to settlements	(1,551)	—	—	—	(1,551)	—	—	—	—	—
Insurance premiums paid	(1)	—	—	—	(1)	(1)	—	—	—	(1)
Payments to external funds	(333)	—	—	—	(333)	(455)	—	—	—	(455)
Amounts used	—	—	—	(2,485)	(2,485)	—	—	—	(2,907)	(2,907)
Transfer, exchange differences and other changes	(521)	(5)	(88)	(530)	(1,144)	(110)	27	(9)	(70)	(162)
Balances at end of year	3,976	1,751	700	4,425	10,852	6,358	1,382	739	5,508	13,987

Schedule of provision for pensions and similar obligations
The detail of Provisions for pensions and similar obligations is as follows:

EUR million
	2021	2020	2019
Provisions for post-employment plans - Spanish entities	1,709	1,881	3,951
Provisions for other similar obligations - Spanish entities	1,188	1,695	1,321
Of which pre-retirements	1,176	1,676	1,303
Provisions for post-employment plans - United Kingdom	44	449	329
Provisions for post-employment plans - Other subsidiaries	1,432	1,646	2,078
Provisions for other similar obligations - Other subsidiaries	54	56	61
Provision for pensions and other obligations post -employments and Other long term employee benefits	4,427	5,727	7,740
Of which defined benefits	4,419	5,719	7,731

Schedule of other provisions by geographical area and by type of provision
The detail, by geographical area, of Provisions for taxes and other legal contingencies and Other provisions is as follows:

EUR million
	2021	2020	2019
Recognised by Spanish companies	1,595	1,647	1,381
Recognised by other EU companies	779	539	1,100
Recognised by other companies	2,049	2,239	3,027
Of which:
Brazil	1,339	1,475	2,484
	4,423	4,425	5,508
The types of provision were determined by grouping together items of a similar nature:

EUR million
	2021	2020	2019
Provisions for taxes	564	600	759
Provisions for employment-related proceedings (Brazil)	328	437	776
Provisions for other legal proceedings	1,104	1,163	1,522
Provision for customer remediation	745	395	725
Regulatory framework-related provisions	36	69	67
Provision for restructuring	749	810	641
Other	897	951	1,018
	4,423	4,425	5,508

Spain
Non-controlling interests
Schedule of actuarial assumptions used to calculate defined benefit obligations
The amount of the defined benefit obligations was determined on the basis of the work performed by independent actuaries using the following actuarial techniques.
1.    Valuation method: projected unit credit method, which sees each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately.
2.    Actuarial assumptions used: unbiased and mutually compatible. Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	Post-employment plans			Other similar obligations
	2021	2020	2019	2021	2020	2019
Annual discount rate	0.90%	0.60%	0.80%	0.90%	0.60%	0.80%
Mortality tables	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PERM/F-2000	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PERM/F-2000
Cumulative annual CPI growth	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Annual salary increase rate	1.25%*	1.25%*	1.25%*	N/A	N/A	N/A
Annual social security pension increase rate	1.00%	1.00%	1.00%	N/A	N/A	N/A
Annual benefit increase rate	N/A	N/A	N/A	0%	0%	0%
* Corresponds to the group’s defined-benefit obligations.
Disclosure of expected rate of return assumptions	The fair value of insurance contracts was determined as the present value of the related payment obligations, taking into account the following assumptions:

	Post-employment plans			Other similar obligations
	2021	2020	2019	2021	2020	2019
Expected rate of return on plan assets	0.90%	0.60%	0.80%	0.90%	0.60%	0.80%
Expected rate of return on reimbursement rights	0.90%	0.60%	0.80%	N/A	N/A	N/A

Schedule of funding status of the defined benefit obligations
The funding status of the defined benefit obligations in 2021 and the two preceding years is as follows:

EUR million
	Post-employment plans			Other similar obligations
	2021	2020	2019	2021	2020	2019
Present value of the obligations
To current employees	29	60	59	—	—	—
Vested obligations to retired employees	2,797	3,318	5,393	—	—	—
To pre-retirees employees	—	—	—	1,186	1,688	1,317
Long-service bonuses and other benefits	—	—	—	12	18	18
Other	65	41	42	—	1	—
	2,891	3,419	5,494	1,198	1,707	1,335
Less - Fair value of plan assets	1,217	1,542	1,547	10	12	14
Provisions - Provisions for pensions	1,674	1,877	3,947	1,188	1,695	1,321
Of which:
Internal provisions for pensions	1,560	1,707	3,759	1,188	1,695	1,321
Net pension assets	(30)	—	—	—	—	—
Insurance contracts linked to pensions (note 14)	149	174	192	—	—	—
Unrecognised net assets for pensions	(5)	(4)	(4)	—	—	—

Schedule of defined benefit obligation expenses recognized in the consolidated income statements
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	Post-employment plans			Other similar obligations
	2021	2020	2019	2021	2020	2019
Current service cost	5	10	12	1	1	1
Interest cost (net)	24	26	53	11	9	15
Expected return on insurance contracts linked to pensions	(1)	(1)	(2)	—	—	—
Provisions or reversion of provisions
Actuarial (gains)/losses recognised in the year	—	—	—	(15)	(3)	7
Past service cost	13	2	3	—	—	1
Pre-retirement cost	—	—	1	139	772	687
Other*	(39)	(372)	(29)	(55)	(15)	(2)
	2	(335)	38	81	764	709
*Including reduction/settlement effect

Schedule of status and changes of the defined benefit obligations
The changes in the present value of the accrued defined benefit obligations were as follows:

EUR million
	Post-employment plans			Other similar obligations
	2021	2020	2019	2021	2020	2019
Present value of the obligations at beginning of year	3,419	5,494	5,427	1,707	1,335	1,204
Incorporation of Group companies, net	6	—	—	—	—	(1)
Current service cost	5	10	12	1	1	1
Interest cost	36	39	72	11	9	15
Pre-retirement cost	—	—	1	139	772	687
Effect of curtailment/settlement	(61)	(372)	(29)	(55)	(15)	(2)
Benefits paid	(248)	(359)	(400)	(589)	(392)	(599)
Benefits paid due to settlements	(166)	(1,551)	—	—	—	—
Past service cost	13	2	3	—	—	1
Actuarial (gains)/losses	(121)	163	407	(15)	(3)	7
Demographic actuarial (gains)/losses	9	91	15	(8)	(8)	(9)
Financial actuarial (gains)/losses	(130)	72	392	(7)	5	16
Exchange differences and other items	8	(7)	1	(1)	—	22
Present value of the obligations at end of year	2,891	3,419	5,494	1,198	1,707	1,335

Schedule of changes in fair value of plan assets	The changes in the fair value of plan assets and of insurance contracts linked to pensions were as follows:

Plan Assets
EUR million
	Post-employment plans			Other similar obligations
	2021	2020	2019	2021	2020	2019
Fair value of plan assets at beginning of year	1,542	1,547	1,500	12	14	15
Incorporation of Group companies, net	6	—	—	—	—	—
Expected return on plan assets	12	13	19	—	—	—
Gains/(losses) on settlements	(22)	—	—	—	—	—
Benefits paid	(263)	(94)	(108)	(2)	(2)	(2)
Contributions/(surrenders)	15	5	8	—	—	—
Actuarial gains/(losses)	(76)	76	128	—	—	—
Exchange differences and other items	3	(5)	—	—	—	1
Fair value of plan assets at end of year	1,217	1,542	1,547	10	12	14

Schedule of insurance contracts linked to pensions

Insurance Contracts linked to pensions
EUR million
	Post-employment plans			Other similar obligations
	2021	2020	2019	2021	2020	2019
Fair value of insurance contracts linked to pensions at beginning of year	174	192	210	—	—	—
Incorporation of Group companies, net	—	—	—	—	—	—
Expected return on insurance contracts linked to pensions	1	1	2	—	—	—
Benefits paid	(19)	(21)	(24)	—	—	—
Paid premiums	1	—	—	—	—	—
Actuarial gains/(losses)	(8)	2	4	—	—	—
Fair value of insurance contracts linked to pensions at end of year	149	174	192	—	—	—

Schedule of maturity of estimated benefits payments	The following table shows the estimated benefits payable at 31 December 2021 for the next ten years:

EUR million
2022	606
2023	466
2024	402
2025	333
2026	284
2027 to 2031	904

United Kingdom
Non-controlling interests
Schedule of actuarial assumptions used to calculate defined benefit obligations	Actuarial assumptions used: unbiased and mutually compatible. Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	2021	2020	2019
Annual discount rate	1.90%	1.28%	2.11%
Mortality tables	The S3 Middle tables weighted at 84% of the CMI_2020 projection with an initial addition of 0.15%, smoothing parameter 7 and improving 1.25%.	The S3 Middle tables weighted at 84% of the CMI_2018 projection with an initial addition of 0.15%, smoothing parameter 7 and improving 1.25%.	The S3 Middle tables weighted at 84% of the CMI_2018 projection with an initial addition of 0.15%, smoothing parameter 7 and improving 1.25%.
Cumulative annual CPI growth	3.37%	2.95%	3.01%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	3.21%	2.85%	2.91%

Schedule of funding status of the defined benefit obligations
The funding status of the defined benefit obligations in 2021 and the two preceding years is as follows:

EUR million
	2021	2020	2019
Present value of the obligations	15,392	15,472	14,297
Less-
Fair value of plan assets	17,244	15,575	14,755
Provisions - Provisions for pensions	(1,852)	(103)	(458)
Of which:
Internal provisions for pensions	44	449	329
Net assets for pensions	(1,896)	(552)	(787)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	2021	2020	2019
Current service cost	33	30	27
Interest cost (net)	(6)	(12)	(24)
Provisions or reversal of provisions, net
Cost of services provided	6	—	—
Others	—	(1)	—
	33	17	3

Schedule of status and changes of the defined benefit obligations
The changes in the present value of the accrued defined benefit obligations were as follows:

EUR million
	2021	2020	2019
Present value of the obligations at beginning of year	15,472	14,297	12,079
Current service cost	33	30	27
Interest cost	219	284	352
Benefits paid	(465)	(445)	(441)
Contributions made by employees	18	17	18
Past service cost	6	—	—
Actuarial (gains)/losses	(933)	2,060	1,594
Demographic actuarial (gains)/losses	(17)	34	48
Financial actuarial (gains)/losses	(916)	2,026	1,546
Exchange differences and other items	1,042	(771)	668
Present value of the obligations at end of year	15,392	15,472	14,297

Schedule of changes in fair value of plan assets
The changes in the fair value of the plan assets were as follows:

EUR million
	2021	2020	2019
Fair value of plan assets at beginning of year	15,575	14,755	12,887
Expected return on plan assets	225	296	376
Benefits paid	(463)	(443)	(441)
Contributions	285	274	244
Actuarial gains/(losses)	541	1,492	993
Exchange differences and other items	1,081	(799)	696
Fair value of plan assets at end of year	17,244	15,575	14,755

Schedule of maturity of estimated benefits payments	The following table shows the estimated benefits payable at 31 December 2021 for the next ten years:

EUR million
2022	462
2023	367
2024	393
2025	408
2026	433
2027 to 2031	2,481

Schedule of main categories of plan assets	The main categories of plan assets as a percentage of total plan assets are as follows:

	2021	2020	2019
Equity instruments	10%	9%	12%
Debt instruments	51%	55%	46%
Properties	10%	10%	11%
Other	29%	26%	31%

Other Foreign Countries
Non-controlling interests
Schedule of provision for pensions and similar obligations
The funding status of the obligations similar to post-employment benefits and other long-term benefits in 2021 and the two preceding years is as follows:

EUR million
	2021	Of which business in Brazil	2020	2019
Present value of the obligations	8,018	5,111	8,434	10,717
Less-
Of which: with a charge to the participants	106	106	112	176
Fair value of plan assets	7,167	5,288	7,182	8,826
Provisions - Provisions for pensions	745	(283)	1,140	1,715
Of which:
Internal provisions for pensions	1,478	432	1,694	2,129
Net assets for pensions	(64)	(46)	(83)	(116)
Unrecognised net assets for pensions	(669)	(669)	(471)	(298)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements
The amounts recognised in the consolidated income statements in relation to these obligations are as follows:

EUR million
	2021	2020	2019
Current service cost	34	35	32
Interest cost (net)	62	72	101
Provisions or reversion of provisions
(Actuarial gains)/losses recognised in the year	11	11	12
Past service cost	3	5	6
Pre-retirement cost	(24)	—	—
Other	(3)	(5)	(1)
	83	118	150

Schedule of status and changes of the defined benefit obligations
The changes in the present value of the accrued obligations were as follows:

EUR million
	2021	2020	2019
Present value of the obligations at beginning of year	8,434	10,717	9,116
Incorporation of Group companies, net	(5)	(84)	—
Current service cost	34	35	32
Interest cost	429	465	651
Pre-retirement cost	(24)	—	—
Effect of curtailment/settlement	(3)	(5)	(1)
Benefits paid	(538)	(544)	(666)
Contributions made by employees	3	3	5
Past service cost	3	5	6
Actuarial (gains)/losses	(486)	176	1,652
Demographic actuarial (gains)/losses	16	23	3
Financial actuarial (gains)/losses	(502)	153	1,649
Exchange differences and other items	171	(2,334)	(78)
Present value of the obligations at end of year	8,018	8,434	10,717

Schedule of changes in fair value of plan assets
The changes in the fair value of the plan assets were as follows:

EUR million
	2021	2020	2019
Fair value of plan assets at beginning of year	7,182	8,826	7,743
Incorporation of Group companies, net	(6)	(86)	—
Expected return on plan assets	411	410	573
Benefits paid	(478)	(488)	(613)
Contributions	152	63	214
Actuarial gains/(losses)	(155)	536	1,021
Exchange differences and other items	61	(2,079)	(112)
Fair value of plan assets at end of year	7,167	7,182	8,826

Schedule of maturity of estimated benefits payments	The following table shows the estimated benefits payable at 31 December 2021 for the next ten years:

EUR million
2022	538
2023	544
2024	550
2025	555
2026	560
2027 to 2031	2,870

Schedule of main categories of plan assets	The main categories of plan assets as a percentage of total plan assets are as follows:

	2021	2020	2019
Equity instruments	12%	11%	8%
Debt instruments	83%	84%	84%
Properties	1%	1%	1%
Other	4%	4%	7%